SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants
Warrants, Outstanding, Beginning Balance	62,500	62,500	8,640,000
Weighted Average Exercise Price, Beginning Balance	$ 1.00	$ 1.00	$ 0.0001
Warrants, Granted	150,000		62,500
Weighted Average Exercise Price, Granted	$ 1.10		$ 1.00
Warrants, Canceled
Weighted Average Exercise Price, Canceled
Warrants, Exercised	(13,500)		(8,640,000)
Weighted Average Exercise Price, Exercised	$ 1.00		$ 0.0001
Warrants, Outstanding, Ending Balance	199,000	62,500	62,500
Weighted Average Exercise Price, Ending Balance	$ 1.07	$ 1.00	$ 1.00